STATEMENT OF CHANGES IN CONSOLIDATED SHAREHOLDERS' EQUITY (Parenthetical) - EUR (€) € in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Oct. 31, 2020	Dec. 31, 2021	[1]	Dec. 31, 2020
Value of shares to be returned	€ 1,394
Share issue related cost			€ 2,099		€ 2,709
Convertible notes to NEGMA
Share issue related cost		€ 23,500

[1]	Costs incurred by the Company in relation to private placements totaling €23.5 million that occurred in February, June, July and October 2020